Provisions - Carrying Amounts and Movements in Provisions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 43,191		$ 20,683
Provisions acquired in business combinations			15,260
Recognized	87,540		8,164
Adjustment to provision recognized	(2,013)		56,388
Payments	(62,330)		(55,908)
Accretion of discount	108		411
Foreign exchange translation losses	1,317		(1,807)
Ending balance	67,813		43,191
Current portion	64,928		39,189	[1]
Non-current portion	2,885		4,002	[1]
Player bonuses and jackpots
Disclosure of other provisions [line items]
Beginning balance	18,584		4,265
Provisions acquired in business combinations			8,349
Recognized	50,235		0
Adjustment to provision recognized	0		55,734
Payments	(47,545)		(48,902)
Accretion of discount	0		0
Foreign exchange translation losses	128		(862)
Ending balance	21,402		18,584
Current portion	21,402		18,584
Non-current portion	0		0
Deferred payment provision
Disclosure of other provisions [line items]
Beginning balance	6,300		6,300
Provisions acquired in business combinations			0
Recognized	0		0
Adjustment to provision recognized	0		0
Payments	0		0
Accretion of discount	0		0
Foreign exchange translation losses	0		0
Ending balance	6,300		6,300
Current portion	6,300		6,300
Non-current portion	0		0
Restructuring provision
Disclosure of other provisions [line items]
Beginning balance	9,713		0
Provisions acquired in business combinations			1,614
Recognized	13,198		8,164
Adjustment to provision recognized	(2,149)		0
Payments	(10,963)		0
Accretion of discount	0		0
Foreign exchange translation losses	12		(65)
Ending balance	9,811		9,713
Current portion	9,811		9,713
Non-current portion	0		0
Litigation provision
Disclosure of other provisions [line items]
Beginning balance	0		0
Provisions acquired in business combinations			0
Recognized	22,953		0
Adjustment to provision recognized	0		0
Payments	(287)		0
Accretion of discount	0		0
Foreign exchange translation losses	401		0
Ending balance	23,067	$ 30	0
Current portion	23,067		0
Non-current portion	0		0
Other
Disclosure of other provisions [line items]
Beginning balance	8,594		10,118
Provisions acquired in business combinations			5,297
Recognized	1,154		0
Adjustment to provision recognized	136		654
Payments	(3,535)		(7,006)
Accretion of discount	108		411
Foreign exchange translation losses	776		(880)
Ending balance	7,233		8,594
Current portion	4,348		4,592
Non-current portion	$ 2,885		$ 4,002

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.